Related party transactions - Schedule of Amount Due to from Related Party (Detail) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2023	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Amounts due from related parties - current
Amounts due from related parties - current			$ 12,644	$ 32,917
Amounts due from a related party - non-current
Amounts due from related parties - non-current			19,619
Due to related parties			0	1,560
Itui Online
Amounts due from related parties - current
Amounts due from related parties - current			9,061	7,910
Shenzhen Xiaomi
Amounts due from related parties - current
Amounts due from related parties - current			705	1,378
Xiaomi Technology
Amounts due from related parties - current
Amounts due from related parties - current			1,831	1,871
Beijing Xiaobu
Amounts due from related parties - current
Amounts due from related parties - current			394	1,419
Beijing Itui Technology Co., Ltd.
Amounts due from related parties - current
Amounts due from related parties - current			333	537
Sungai
Amounts due from related parties - current
Amounts due from related parties - current				92
Chizz
Relationship between related parties with their groups
Face value		$ 20,000
Interest rate	5.10%	3.00%
Due to term		2 years
Extended term	2 years
Amounts due from related parties - current
Amounts due from related parties - current			300	19,689
Amounts due from a related party - non-current
Amounts due from related parties - non-current			19,619
Other related parties
Amounts due from related parties - current
Amounts due from related parties - current			20	21
Aiden & Jasmine Limited
Amounts due from a related party - non-current
Due to related parties			$ 0	$ 1,560